Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2018
Registrant Name	dei_EntityRegistrantName	USAA Mutual Funds Trust
CIK	dei_EntityCentralIndexKey	0000908695
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Oct. 27, 2017
Effective Date	dei_DocumentEffectiveDate	Oct. 27, 2017
Prospectus Date	rr_ProspectusDate	Aug. 01, 2017